S000071710 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Putnam Focused Large Cap Value ETF | C000227196
Prospectus [Line Items]
Annual Return [Percent]	19.32%	18.34%	(2.55%)